                                             UAM Funds
                                             Funds for the Informed Investor(SM)



C&B Equity Portfolio
Semi-Annual Report                                                April 30, 1999
--------------------------------------------------------------------------------







                                                [LOGO OF UAM FUNDS APPEARS HERE]

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                          APRIL 30, 1999
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments....................................................   3
Statement of Assets and Liabilities.........................................   6
Statement of Operations.....................................................   7
Statement of Changes in Net Assets..........................................   8
Financial Highlights........................................................   9
Notes to Financial Statements...............................................  10

--------------------------------------------------------------------------------

UAM FUNDS                                                C & B EQUITY PORTFOLIO
-------------------------------------------------------------------------------

April 30, 1999

Dear Shareholder:

The following report provides a detailed description of the securities held and the statement of operations for the C&B Equity Portfolio for the six-month period ended April 30, 1999.

For this period, the C&B Equity Portfolio underperformed its benchmark index, the S&P 500 Index. Over this period, the C&B Equity Portfolio rose 14.14% ver-sus 22.31% for the S&P 500. Given Cooke & Bieler's "high quality, low risk" approach and given the generous returns for this six month period, these re-sults are not out of line with the expectations of the Cooke & Bieler style nor inconsistent with the firm's philosophy.

The first half of this six-month period ended April 30, 1999 was particularly difficult for Cooke & Bieler's "relative value" style since the S&P 500 Index's performance was dominated by growth stocks. However, most recently from February to April, our style rebounded and the Portfolio outperformed the S&P 500 by over 800 basis points.

As of April 30, 1999, common stocks represented 92% of the portfolio, with cash reserves being 8%.

Cooke & Bieler continues to employ an investment process that it believes is designed to produce above average long-term results, with particularly strong relative results in flat and down markets. The strong fundamental characteris-tics of the companies held in the C&B Equity Portfolio should provide this downside protection. These high quality characteristics, as compared to the S&P 500 Index, include (1) balance sheet strength measured by a relatively low debt to capital ratio, (2) high levels of return on equity and return on capi-tal, (3) consistent growth in earnings and dividends, and (4) use of excess cash flow to repurchase stock.

Sincerely,

Cooke & Bieler, Inc.

 The investment results presented in the Adviser's letter represent past per-formance and should not be construed as a guarantee of future results. A Port-
  folio's performance assumes the reinvestment of all dividends and distribu-
                                    tions.
   There are no assurances that a Portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 A Portfolio's holdings are subject to change because it is actively managed. Portfolio changes should not be considered recommendations for action by indi-
                               vidual investors.

UAM FUNDS                                                C & B EQUITY PORTFOLIO
-------------------------------------------------------------------------------

                      Definition of the Comparative Index

The S&P 500 Index is an unmanaged index composed of 400 industrial, 40 finan-cial, 40 utility and 20 transportation stocks.

     The comparative index assumes reinvestment of dividends and, unlike a Portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index return, the performance would have been lower.
      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                 APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 92.1%

                                                          Shares      Value+
                                                        ----------- -----------

AEROSPACE & DEFENSE - 2.2%
 Raytheon Co., Class B.................................      31,000 $ 2,177,750
                                                                    -----------

AUTOMOTIVE - 4.5%
 Dana Corp.............................................      32,000   1,508,000
 Eaton Corp............................................      32,000   2,934,000
                                                                    -----------
                                                                      4,442,000
                                                                    -----------

BEVERAGES, FOOD & TOBACCO - 14.2%
 Anheuser-Busch Cos., Inc..............................      35,000   2,559,375
 Bestfoods.............................................      27,000   1,355,063
 McDonald's Corp.......................................      43,000   1,822,125
 Ralston-Ralston Purina Group..........................      63,000   1,921,500
 UST, Inc..............................................      78,500   2,188,187
 Wendy's International Corp............................      66,000   1,786,125
 Whitman Corp..........................................     146,000   2,390,750
                                                                    -----------
                                                                     14,023,125
                                                                    -----------

CAPITAL EQUIPMENT - 7.4%
 Dover Corp............................................      73,000   2,696,437
 Grainger (W.W.), Inc..................................      54,800   2,750,275
 Snap-On, Inc..........................................      58,000   1,888,625
                                                                    -----------
                                                                      7,335,337
                                                                    -----------

CHEMICALS - 1.6%
 Nalco Chemical Co.....................................      44,000   1,608,750
                                                                    -----------

CONSTRUCTION - 3.9%
 Sherwin-Williams Co...................................     123,000   3,828,375
                                                                    -----------

CONSUMER DURABLES - 3.7%
 Corning, Inc..........................................      64,000   3,664,000
                                                                    -----------

CONSUMER NON-DURABLES - 8.1%
 Hasbro, Inc...........................................     123,000   4,197,375
 NIKE, Inc., Class B...................................      62,000   3,855,625
                                                                    -----------
                                                                      8,053,000
                                                                    -----------

ELECTRONICS - 4.6%
 Molex Inc., Class A...................................      67,000   1,934,625
 Motorola, Inc.........................................      33,000   2,644,125
                                                                    -----------
                                                                      4,578,750
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
                                                 APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS - 92.1%

                                                          Shares      Value+
                                                        ----------- -----------

ENERGY - 7.0%
 Exxon Corp............................................      34,900 $ 2,898,881
 Royal Dutch Petroleum Co. (NY Shares).................      68,000   3,990,750
                                                                    -----------
                                                                      6,889,631
                                                                    -----------

FINANCIAL SERVICES - 9.0%
 First Union Corp......................................      18,000     996,750
 Marsh & McLennan Cos., Inc............................      42,000   3,215,625
 MBIA, Inc.............................................      43,000   2,891,750
 State Street Corp.....................................      21,000   1,837,500
                                                                    -----------
                                                                      8,941,625
                                                                    -----------

INSURANCE - 2.0%
 UNUM Corp.............................................      37,000   2,021,125
                                                                    -----------

MULTI-INDUSTRY - 2.8%
 National Service Industries, Inc......................      39,000   1,518,562
 Raychem Corp..........................................      46,000   1,216,125
                                                                    -----------
                                                                      2,734,687
                                                                    -----------

OFFICE EQUIPMENT - 4.5%
 Pitney Bowes, Inc.....................................      32,000   2,238,000
 Xerox Corp............................................      37,000   2,173,750
                                                                    -----------
                                                                      4,411,750
                                                                    -----------

PHARMACEUTICALS - 5.1%
 Bristol-Myers Squibb Co...............................      48,000   3,051,000
 Merck & Co., Inc......................................      28,700   2,016,175
                                                                    -----------
                                                                      5,067,175
                                                                    -----------

RETAIL - 1.2%
 Dollar General Corp...................................      35,000   1,227,188
                                                                    -----------

SERVICES - 2.5%
 Sysco Corp............................................      85,000   2,523,438
                                                                    -----------

UTILITIES - 7.8%
 Duke Energy Corp......................................      49,000   2,744,000
 Enron Corp............................................      50,000   3,762,500
 NICOR, Inc............................................      34,000   1,236,750
                                                                    -----------
                                                                      7,743,250
                                                                    -----------
 TOTAL COMMON STOCKS (Cost $72,230,772)............................  91,270,956
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                C & B EQUITY PORTFOLIO
                                                 APRIL 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 7.0%

                                                       Face Amount   Value+
                                                       ----------- -----------

REPURCHASE AGREEMENT - 7.0%
Chase Securities, Inc. 4.87%, dated 4/30/99, due
 5/3/99, to be repurchased at $6,895,797,
 collateralized by $6,374,595 of various U.S. Treasury
 Notes, 5.50%-7.00% due from 5/15/06-5/15/08, valued
 at $6,896,632 (Cost $6,893,000)...................... $ 6,893,000 $ 6,893,000
                                                                   -----------
 TOTAL INVESTMENTS - 99.1% (Cost $79,123,772) (a).................  98,163,956
                                                                   -----------
 OTHER ASSETS AND LIABILITIES (NET) - 0.9%........................     967,247
                                                                   -----------
 NET ASSETS - 100%................................................ $99,131,203
                                                                   ===========

  +See Note A to Financial Statements.
(a)The cost for federal income tax purpose was $79,123,772. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $19,040,184. This consisted of aggregate gross unrealized appreciation for all securities of $20,601,255 and aggregate gross unrealized depreciation for all securities of $1,561,071.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     C & B EQUITY PORTFOLIO
                                              APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 Assets
 Investments, at Cost............................................. $79,123,772
                                                                   ===========
 Investments, at Value - Note A .................................. $98,163,956
 Cash.............................................................         161
 Receivable for Investments Sold..................................   2,290,408
 Dividends Receivable.............................................      68,818
 Interest Receivable..............................................         932
 Other Assets.....................................................       1,051
                                                                   -----------
  Total Assets.................................................... 100,525,326
                                                                   -----------
 Liabilities
 Payable for Investments Purchased................................   1,313,793
 Payable for Investment Advisory Fees - Note B....................      47,221
 Payable for Administrative Fees - Note C.........................      12,847
 Payable for Custodian Fees - Note D..............................       2,539
 Payable for Directors' Fees - Note F.............................       1,706
 Other Liabilities................................................      16,017
                                                                   -----------
  Total Liabilities...............................................   1,394,123
                                                                   -----------
 Net Assets....................................................... $99,131,203
                                                                   ===========
 Net Assets Consist of:
 Paid in Capital.................................................. $63,679,626
 Undistributed Net Investment Income..............................      94,576
 Accumulated Net Realized Gain....................................  16,316,817
 Unrealized Appreciation..........................................  19,040,184
                                                                   -----------
 Net Assets....................................................... $99,131,203
                                                                   ===========
 Institutional Class Shares
 Shares Issued and Outstanding ($0.001 par value) (Authorized
  25,000,000).....................................................   7,710,660
                                                                     =========
 Net Asset Value, Offering and Redemption Price Per Share.........      $12.86
                                                                        ======

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     C & B EQUITY PORTFOLIO
                                                        FOR THE SIX MONTHS ENDED
                                              APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


 STATEMENT OF OPERATIONS
 Investment Income
 Dividends........................................................ $ 1,025,870
 Interest.........................................................     203,447
                                                                   -----------
  Total Income....................................................   1,229,317
                                                                   -----------
 Expenses
 Investment Advisory Fees - Note B................................     383,588
 Administrative Fees - Note C.....................................      95,412
 Registration and Filing Fees.....................................       9,934
 Shareholder Servicing Fees.......................................       8,518
 Audit Fees.......................................................       8,026
 Custodian Fees - Note D..........................................       7,851
 Printing fees....................................................       6,348
 Legal Fees.......................................................       5,099
 Directors' Fees - Note F.........................................       3,305
 Other Expenses...................................................      10,017
                                                                   -----------
  Net Expenses Before Expense Offset..............................     538,098
 Expense Offset - Note A..........................................      (1,201)
                                                                   -----------
  Net Expense After Expense Offset................................     536,897
                                                                   -----------
 Net Investment Income............................................     692,420
                                                                   -----------
 Net Realized Gain on Investments.................................  16,482,941
 Net Change in Unrealized Appreciation/Depreciation on
  Investments.....................................................  (2,907,628)
                                                                   -----------
 Net Gain on Investments..........................................  13,575,313
                                                                   -----------
 Net Increase in Net Assets Resulting from Operations............. $14,267,733
                                                                   ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                      Six Months
                                                        Ended       Year Ended
                                                    April 30, 1999 October 31,
                                                     (Unaudited)       1998
                                                    -------------- ------------
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income............................   $    692,420  $  1,950,758
 Net Realized Gain................................     16,482,941    21,521,295
 Net Change in Unrealized
  Appreciation/Depreciation.......................     (2,907,628)  (12,885,533)
                                                     ------------  ------------
 Net Increase in Net Assets Resulting from
  Operations......................................     14,267,733    10,586,520
                                                     ------------  ------------
Distributions:
 Net Investment Income............................       (732,435)   (2,018,133)
 Net Realized Gain................................    (21,471,480)  (34,953,376)
                                                     ------------  ------------
 Total Distributions..............................    (22,203,915)  (36,971,509)
                                                     ------------  ------------
Capital Share Transactions: (1)
 Issued...........................................     10,477,756    24,284,406
 In Lieu of Cash Distributions....................     21,863,931    36,078,583
 Redeemed.........................................    (84,530,667)  (24,569,953)
                                                     ------------  ------------
 Net Increase (Decrease) from Capital Share
  Transactions....................................    (52,188,980)   35,793,036
                                                     ------------  ------------
 Total Increase (Decrease)........................    (60,125,162)    9,408,047
Net Assets:
 Beginning of Period..............................    159,256,365   149,848,318
                                                     ------------  ------------
 End of Period (including undistributed net
  investment income of $94,576 and $134,591,
  respectively)...................................   $ 99,131,203  $159,256,365
                                                     ============  ============
(1) Shares Issued and Redeemed:
 Issued...........................................        838,929     1,837,873
 In Lieu of Cash Distributions....................      1,924,548     2,730,343
 Redeemed.........................................     (6,781,114)   (1,809,271)
                                                     ------------  ------------
                                                       (4,017,637)    2,758,945
                                                     ============  ============

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                 C & B EQUITY PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                            Six Months
                              Ended                 Year Ended October 31,
                          April 30, 1999 ------------------------------------------------
                           (Unaudited)     1998      1997      1996      1995      1994
                          -------------- --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....     $ 13.58     $  16.71  $  17.89  $  15.68  $  13.13  $  13.06
                             -------     --------  --------  --------  --------  --------
Income From Investment
 Operations:
 Net Investment Income..        0.09         0.18      0.25      0.36      0.34      0.31
 Net Realized and
  Unrealized Gain.......        1.51         0.76      3.82      2.94      2.55      0.28
                             -------     --------  --------  --------  --------  --------
 Total From Investment
  Operations............        1.60         0.94      4.07      3.30      2.89      0.59
                             -------     --------  --------  --------  --------  --------
Distributions:
 Net Investment Income..       (0.08)       (0.19)    (0.26)    (0.35)    (0.34)    (0.30)
 Net Realized Gain......       (2.24)       (3.88)    (4.99)    (0.74)      --      (0.18)
 In Excess of Net
  Realized Gain.........         --           --        --        --        --      (0.04)
                             -------     --------  --------  --------  --------  --------
 Total Distributions....       (2.32)       (4.07)    (5.25)    (1.09)    (0.34)    (0.52)
                             -------     --------  --------  --------  --------  --------
Net Asset Value, End of
 Period.................     $ 12.86     $  13.58  $  16.71  $  17.89  $  15.68  $  13.13
                             =======     ========  ========  ========  ========  ========
Total Return............       14.14%**      6.56%    30.43%    21.99%    22.28%     4.67%
                             =======     ========  ========  ========  ========  ========
Ratios and Supplemental
 Data
Net Assets, End of
 Period (Thousands).....     $99,131     $159,256  $149,848  $169,044  $245,813  $208,937
Ratio of Expenses to
 Average Net Assets.....        0.88%*       0.83%     0.83%     0.81%     0.79%     0.82%
Ratio of Net Investment
 Income to Average
 Net Assets.............        1.13%*       1.26%     1.47%     1.92%     2.35%     2.39%
Portfolio Turnover
 Rate...................          22%          43%       55%       29%       42%       46%
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets................        0.88%*       0.83%     0.83%     0.80%     0.78%      N/A

 * Annualized
** Not Annualized
The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                                C & B EQUITY PORTFOLIO
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS (Unaudited)

  UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The C & B Equity Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 1999, the UAM Funds were comprised of 44 active portfolios. The financial statements of the remaining portfolios are presented separately. The objective of the Portfolio is to pro-vide maximum long-term total return with minimal risk to principal.

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. Security Valuation: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the average be-tween the last reported bid and the last reported offer prices quoted on such day. Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from deal-ers, market transactions in comparable securities and various relation-ships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

    2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.

    3. Repurchase Agreements: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the

UAM FUNDS                                                C & B EQUITY PORTFOLIO
-------------------------------------------------------------------------------

  extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repur-chase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or reten-tion of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreement. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.

    4. Distributions to Shareholders: The Portfolio will distribute substan-tially all of its net investment income quarterly. Any realized net capi-tal gains will be distributed annually. All distributions are recorded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These dif-ferences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and in-kind transactions.

    Permanent book and tax basis differences relating to shareholder distri-butions may result in reclassifications to undistributed net investment income (loss), accumulated gain (loss) and paid in capital.

    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Ex-penses that cannot be directly attributed are apportioned among the port-folios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custo-dian balance credits.

UAM FUNDS                                                C & B EQUITY PORTFOLIO
-------------------------------------------------------------------------------


  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Cooke & Bieler, Inc. (the "Adviser"), a subsidiary of UAM, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

  C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund ac-counting, dividend disbursing and transfer agent services to the Portfolio un-der a Fund Administration Agreement. The Administrator has entered into a Mu-tual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including administrative and fund accounting services. The Administrator has entered into an Agency Agreement with DST Sys-tems, Inc. ("DST"), under which DST provides transfer agent and dividend-dis-bursing services. The Administrator has also entered into an agreement with UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of UAM, to serve as the shareholder-servicing agent for the UAM Funds.

  In exchange for administrative services, the Portfolio pays a five-part fee to the Administrator as follows:
  --Effective April 15, 1999, an annual base fee, which is retained by the Administrator, calculated at an annual rate equal to $14,500 for the first operational share class.
  --A portfolio-specific monthly fee of 0.06% per annum of the average daily net assets of the Portfolio, which is retained by the Administrator.
  --An annual base fee that the Administrator pays to CGFSC for its administrative and fund accounting services calculated at an annual rate of no more than $52,500 for the first operational share class plus
    0.039% of their pro rata share of the combined average net assets of the UAM Funds.
  --An annual base fee that the Administrator pays to DST for its services as transfer agent and dividend-disbursing agent equal to $10,500 for each operational share class.
  --An annual base fee that the Administrator pays to UAMSSC for its serv-ices as shareholder-servicing agent equal to $7,500 for the first opera-tional share class.

UAM FUNDS                                                C & B EQUITY PORTFOLIO
-------------------------------------------------------------------------------


  The Portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

  For the six months ended April 30, 1999, the Administrator earned $95,412 from the Portfolio of which $52,503 and $4,788 was paid to CGFSC and UAMSSC, respectively, for their services.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's as-sets and the assets are held in accordance with the custodian agreement.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. Directors' Fees: Each Director, who is not an officer or affiliated per-son, receives $2,000 per meeting attended plus reimbursement of expenses in-curred in attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  G. Purchases and Sales: For the six months ended April 30, 1999, the Portfo-lio made purchases of $24,771,609 and sales of $87,766,147 of investment secu-rities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to partici-pate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quar-ter, is accrued by each participating portfolio based on its average daily un-used portion of the line of credit. During the six months ended April 30, 1999, the Portfolio had no borrowings under the agreement.

  I. Other: At April 30, 1999, 36.9% of total shares outstanding were held by 2 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

UAM FUNDS                                                 C & B EQUITY PORTFOLIO
--------------------------------------------------------------------------------

Officers and Directors

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary


Nancy J. Dunn                           Gary L. French
Director                                Treasurer


Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer


James P. Pappas                         Michelle Azrialy
Director                                Assistant Secretary

Peter M. Whitman, Jr.
Director
--------------------------------------------------------------------------------

UAM Funds
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Cooke & Bieler, Inc.
1700 Market Street
Philadelphia, PA 19103

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.